2. Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Advertising expense	303,000	56,000
Percentage of trade receivables	70.00%	63.00%
Percentage of sales	40.00%	40.00%
Unrecognized income tax benefits	$ 0	$ 0